Equity - Summary of Treasury Shares (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2021 shares
Beginning balance	72,941
Addition	53,067
Ending balance	126,008
Shares repurchased for cancellation [member]
Beginning balance	0
Addition	53,067
Ending balance	53,067
Shares held by subsidiaries [member]
Beginning balance	72,941
Addition	0
Ending balance	72,941